Subsequent Events - Additional Information (Detail) - USD ($)			5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 10, 2021	Mar. 01, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Aug. 01, 2021	May 13, 2021	Dec. 23, 2020	Sep. 30, 2020	Sep. 29, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Shares Issued, Price Per Share			$ 10.00	$ 10.00	$ 10.00
Term loan facility, initial facility charge				$ 1,000,000
Term loan facility, end of term charge upon repayment of the loan				$ 3,250,000
Share Price									$ 10.14	$ 10.12
Stock Issued During Period, Value, New Issues			$ 25,000
Class A ordinary shares [Member]
Subsequent Event [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	0.0001
Share Price			18.00	18.00	18.00
Class B ordinary shares [Member]
Subsequent Event [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001	0.0001	0.0001
Class B ordinary shares [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			8,625,000
Stock Issued During Period, Value, New Issues			$ 863
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common Stock Transfers Threshold Consecutive Trading Days		30 days
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Common Stock Transfers Threshold Trading Days		20 days
Subsequent Event [Member] | Sponsor [Member] | Working Capital Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount						$ 300,000
Subsequent Event [Member] | Delaware Vector Common Stock [Member] | Delaware Corporation [Member]
Subsequent Event [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share Price		$ 20.00
Subsequent Event [Member] | Pubco Common Stock [Member]
Subsequent Event [Line Items]
Percenatge of aggregate Share Consideration		8.00%
Subsequent Event [Member] | Pubco Common Stock [Member] | PIPE Investors [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share		$ 10.00
Stock Issued During Period, Shares, New Issues		46,700,000
Stock Issued During Period, Value, New Issues		$ 467,000,000
Subsequent Event [Member] | Class A ordinary shares [Member] | Delaware Corporation [Member]
Subsequent Event [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001
Subsequent Event [Member] | Class B ordinary shares [Member] | Delaware Corporation [Member]
Subsequent Event [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001
Rocket Lab USA, Inc.
Subsequent Event [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001						$ 0.0001
Term loan facility	$ 100,000,000							$ 35,000,000
Loan agreement maturity date					Dec. 23, 2022
Term loan facility, initial facility charge					$ 105,000
Share Price			$ 12.80		$ 12.80						$ 11.84
Long-term borrowings, excluding current installments				$ 98,827,000
Rocket Lab USA, Inc. | Term Loan Facility [Member]
Subsequent Event [Line Items]
Loan agreement maturity date	Jun. 01, 2024
Description of outstanding principal of term loan facility	The outstanding principal bears (i) cash interest at the greater of (a) 8.15% or (b) 8.15% plus the prime rate minus 3.25% and (ii) payment-in-kind interest of 1.25% which is accrued and added to the outstanding principal balance.
Term loan advance							$ 15,000,000
Repayment of term loan advance	$ 15,000,000			15,000,000
Long-term borrowings, excluding current installments				$ 98,827,000